Business Combination (Details)		3 Months Ended	10 Months Ended	12 Months Ended
	Nov. 15, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares $ / item shares	Nov. 14, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) shares	Jan. 15, 2024 $ / shares	Nov. 13, 2023 $ / shares shares	Jul. 01, 2023
Business Combination [Line Items]
Outstanding membership interests	99.00%
Cash consideration (in Dollars) | $				$ 31,074,127
Preferred units		1,500,000		1,500,000
Promissory note (in Dollars) | $		$ 15,000,000		$ 15,000,000
Pay to seller (in Dollars) | $		1,925,873		1,925,873
Escrowed share consideration (in Dollars) | $		$ 500,000		$ 500,000
Per unit (in Dollars per share) | $ / shares		$ 10		$ 10
Shares issued				90,000
Fair value (in Dollars) | $		$ 67,700		$ 67,700
Predecessor recognized a loss on sale of assets (in Dollars) | $			$ (816,011)
Purchase price per unit (in Dollars per Item) | $ / item		10		10
Exercise price per share (in Dollars per share) | $ / shares						$ 11.5
Per share (in Dollars per share) | $ / shares		$ 6.5		$ 6.5
Aggregate shares				134,500
Fair value amount (in Dollars) | $	$ 910,565			$ 135,400
Per share (in Dollars per share) | $ / shares				$ 10.95
Conversion value units				1,500,000
Other current liabilities (in Dollars) | $		$ 645,873		$ 645,873
Target Interests [Member]
Business Combination [Line Items]
Interests percentage	99.00%
Seller Promissory Note [Member]
Business Combination [Line Items]
Interests percentage				12.00%
Promissory note (in Dollars) | $		15,000,000		$ 15,000,000
ORR Interest [Member]
Business Combination [Line Items]
Interests percentage								10.00%
Base option price (in Dollars) | $		$ 30,000,000		$ 30,000,000
Base option price percentage		12.00%		12.00%
Predecessor recognized a loss on sale of assets (in Dollars) | $		$ 816,011		$ 816,011
SPAC Subsidiary Contribution [Member]
Business Combination [Line Items]
Subsidiary outstanding common stock	100.00%
Outstanding membership interests	1.00%
Cash consideration (in Dollars) | $	$ 900,000
HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	121,000,000
Number of trust shares						10.00%
HNRA [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	1,000,000
HNRA [Member] | Minimum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares		$ 10		$ 10
HNRA [Member] | Maximum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares		$ 13		$ 13
Subsequent Event [Member]
Business Combination [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						$ 11.5
Subsequent Event [Member] | HNRA [Member]
Business Combination [Line Items]
Number of trust shares						10.00%
Cash [Member]
Business Combination [Line Items]
Cash consideration (in Dollars) | $		$ 31,074,127		$ 31,074,127
Class A Common Stock [Member]
Business Combination [Line Items]
Shares issued		5,235,131		5,235,131	5,235,131		20,040
Shares issued		10,000		10,000
Aggregate shares	134,500
Fair value amount (in Dollars) | $				$ 910,565
Per share (in Dollars per share) | $ / shares	$ 6.77						$ 5
Shares issued (in Dollars) | $		$ 524		$ 524
Class A Common Stock [Member] | Limited Liability Company [Member]
Business Combination [Line Items]
Shares issued		2,000,000		2,000,000
Class A Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	100,000,000
Number of trust shares						10.00%
Class A Common Stock [Member] | Subsequent Event [Member] | HNRA [Member]
Business Combination [Line Items]
Number of trust shares						10.00%
Class B Common Stock [Member]
Business Combination [Line Items]
Shares issued		1,800,000		1,800,000	1,800,000
Exchange rights shares		200,000		200,000
Shares issued (in Dollars) | $		$ 180		$ 180
Class B Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	20,000,000
Class B Common Stock [Member] | OpOc Class B Units [Member]
Business Combination [Line Items]
Shares authorized	2,000,000
OpCo Class A Units [Member]
Business Combination [Line Items]
Contributed amount (in Dollars) | $	$ 900,000
OpCo Class B Units [Member]
Business Combination [Line Items]
Common unit consideration		2,000,000		2,000,000
Preferred units		2,000,000		2,000,000
Units percentage		50.00%		50.00%
Exchange rights shares		200,000		200,000
Shares issued (in Dollars) | $				$ 1,800,000
OpCo Preferred Units [Member]
Business Combination [Line Items]
Preferred units		1,500,000		1,500,000
Per unit (in Dollars per share) | $ / shares		$ 20		$ 20
Shares issued		1,300,000		1,300,000
Common Stock [Member]
Business Combination [Line Items]
Per share (in Dollars per share) | $ / shares	$ 6.77			$ 10.86